Share capital, stock options and other stock-based plans - Stock-based compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 276	$ 451	$ 444	$ 736
Stock-based compensation - equity or cash settled	110	181	196	393
Stock-based compensation - cash settled only	166	270	248	343
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	271	433	431	680
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	5	15	13	28
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 0	$ 3	$ 0	$ 28